BOARD OF TRUSTEES                            ADMINISTRATOR
     John N. Breazeale                            PFPC Inc.
          Chairman                                103 Bellevue Pkwy.
     Esther S. Gordon                             Wilmington, DE 19809
     Robert Z. Lehrer
     Martin D. Weiss                         DISTRIBUTOR
     Donald Wilk                                  Weiss Funds, Inc.
                                                  4176 Burns Road
OFFICERS                                          Palm Beach Gardens, FL 33410
     John N. Breazeale
          President                          TRANSFER AGENT
     David D. Marky                               PFPC Inc.
          Treasurer                               400 Bellevue Pkwy.
     Sharon A. Parker                             Wilmington, DE 19809
          Secretary

INVESTMENT MANAGER
     Weiss Money Management, Inc.            This report and the financial
     4176 Burns Road                         statements contained herein are
     Palm Beach Gardens, FL 33410            submitted for the general
                                             information of shareholders. This
                                             report is not authorized for
                                             distribution to prospective
                                             investors unless preceded or
                                             accompanied by an effective
                                             prospectus.





                                                 [THE WEISS TREASURY FUNDS LOGO]

                                                 TREASURY ONLY MONEY MARKET FUND
                                                              TREASURY BOND FUND



                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                                                   JUNE 30, 1999

                      WEISS TREASURY ONLY MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                                  JUNE 30, 1999
                                   (UNAUDITED)


                                                                                         Par (000)               Value
                                                                                        -----------           -----------
U.S. TREASURY OBLIGATIONS - 87.64%
        U.S. Treasury Notes - 22.11%
              6.875%, due 07/31/99 ...........................................          $     5,000           $ 5,008,509
              5.750%, due 09/30/99 ...........................................                5,000             5,012,265
              5.625%, due 10/31/99 ...........................................               10,000            10,031,771
                                                                                                              -----------
        Total U.S. Treasury Notes (Cost $20,052,545) .........................                                 20,052,545
                                                                                                              -----------

        U.S. Treasury Bills - 65.53%
              4.220%, due 07/01/99 ...........................................               10,000            10,000,000
              4.291%, due 07/22/99 ...........................................                5,000             4,987,473
              4.500%, due 09/02/99 ...........................................               15,000            14,881,875
              4.550%, due 09/16/99 ...........................................               10,000             9,902,681
              4.570%, due 11/12/99 ...........................................               10,000             9,829,894
              4.760%, due 11/18/99 ...........................................               10,000             9,814,889
                                                                                                              -----------
        Total U.S. Treasury Bills (Cost $59,416,812) .........................                                 59,416,812
                                                                                                              -----------

        Total U.S. Treasury Obligations (Cost $79,469,357) ...................                                 79,469,357
                                                                                                              -----------

REPURCHASE AGREEMENTS - 12.02%
        PNC Capital Markets Repurchase Agreement
        4.35%, 07/01/99 (dated 06/30/99; proceeds $4,000,483,
        collateralized by $3,960,000 U.S. Treasury Notes,
        5.125% due 08/31/00, valued at $4,015,526) (Cost $4,000,000) .........                4,000             4,000,000
        Fidelity Repurchase Agreement
        4.850%, 07/01/99 (dated 06/30/99; proceeds $6,902,930,
        collateralized by $7,000,000 U.S. Treasury Notes,
        5.750% due 10/31/02, valued at $7,091,875) (Cost $6,902,000) .........                6,902             6,902,000
                                                                                                              -----------

        Total Repurchase Agreements (Cost $10,902,000) .......................                                 10,902,000
                                                                                                              -----------


TOTAL INVESTMENTS (COST $90,371,357*) ........................................                99.66%           90,371,357
OTHER ASSETS IN EXCESS OF LIABILITIES ........................................                 0.34%              308,113
                                                                                        -----------           -----------

Net Assets (Equivalent to $1.00 per share based
        on 90,680,118 shares of beneficial interest outstanding) .............               100.00%          $90,679,470
                                                                                        ===========           ===========

NET ASSET VALUE, OFFERING AND REDEMPTION
        PRICE PER SHARE
        ($90,679,470/90,680,118 shares of beneficial interest outstanding) ...                                $      1.00
                                                                                                              ===========


*    Aggregate cost for federal income tax purposes is substantially the same.


See accompanying notes to financial statements.

                     WEISS TREASURY ONLY MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)


INVESTMENT INCOME:
         Interest .............................          $ 1,771,552
                                                         -----------

EXPENSES:
         Investment Advisory fees .............              193,253
         Transfer Agent fees ..................               47,715
         Registration and filing fees .........               18,240
         Administration fees ..................               30,754
         Legal fees ...........................               25,640
         Custodian fees .......................                9,168
         Printing .............................                7,917
         Audit fees ...........................                5,470
         Insurance ............................                7,400
         Amortization of organizational costs..                3,813
         Trustees' fees .......................                1,632
                                                         -----------
                 Total Expenses ...............              351,002

         Less: expenses waived and reimbursed..             (157,739)
                                                         -----------
                 Net Expenses .................              193,263
                                                         -----------
Net Investment Income .........................          $ 1,578,289
                                                         -----------





See accompanying notes to financial statements.

                     WEISS TREASURY ONLY MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                   For the
                                                               six months ended
                                                                June 30, 1999        For the year ended
                                                                 (Unaudited)          December 31, 1998
                                                                 -----------          -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
        Operations:
              Net investment income ...................          $  1,578,289           $  1,982,500
              Net realized (loss) on
                 investment securities ................                    --                   (648)
                                                                 ------------           ------------
              Net increase in net assets resulting from
                 operations ...........................             1,578,289              1,981,852

        Distributions:
              From net investment income ..............            (1,578,289)            (1,982,500)

        Capital share transactions:
              Net increase from capital share
                 transactions .........................            21,630,315             35,688,557
                                                                 ------------           ------------

              Total increase in net assets ............            21,630,315             35,687,909

NET ASSETS
        Beginning of period ...........................            69,049,155             33,361,246
                                                                 ------------           ------------

        End of period .................................          $ 90,679,470           $ 69,049,155
                                                                 ============           ============





See accompanying notes to financial statements.

                     WEISS TREASURY ONLY MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                               For the
                                                          six months ended    For the year ended December 31,        For the
                                                            June 30, 1999     -------------------------------      period ended
                                                             (Unaudited)           1998             1997         December 31, 1996*
                                                          ----------------    -------------    --------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD:                          $  1.00          $  1.00           $  1.00              $  1.00
                                                               -------          -------           -------              -------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income................................        0.02             0.05              0.05                 0.02
                                                               -------          -------           -------              -------

LESS DISTRIBUTIONS:
     From net investment income...........................       (0.02)           (0.05)            (0.05)               (0.02)
                                                               -------          -------           -------              -------

NET ASSET VALUE, END OF PERIOD:                                $  1.00          $  1.00           $  1.00              $  1.00
                                                               =======          =======           =======              =======

TOTAL RETURN..............................................        4.18%            4.67%             4.71%                4.67% (3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........................     $90,679          $69,049           $33,361              $11,127
Ratio of expenses to average net assets (1)...............        0.50% (3)        0.53%             0.50%                0.50% (3)
Ratio of net investment income to average net assets (2)..        4.08% (3)        4.55%             4.60%                4.54% (3)
-----------------------------------------------------------------------------------------------------------------------------------

(1) The annualized expense ratios before waivers and reimbursement of expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997 and December 31, 1996 would have been 0.91%, 1.14%, 1.69%, and 7.69%, respectively.

(2) The annualized net investment income ratios before waivers and reimbursement of expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997 and December 31, 1996 would have been 3.67%, 3.94%, 3.41% and (2.65)%, respectively.

(3)  Annualized.

*    Commencement of operations: June 28, 1996.


See accompanying notes to financial statements.

WEISS TREASURY ONLY MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)


1. FUND ORGANIZATION

The Weiss Fund (formerly Weiss Treasury Fund) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995. The Trust is a series fund that is authorized to issue shares of beneficial interest in the following funds: Weiss Treasury Only Money Market Fund (the "Fund") and Weiss Millennium Opportunity Fund. As of the date of this report, Weiss Millennium Opportunity Fund had not commenced operations. The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: Investment securities of the Fund are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium. Debt securities held by the Fund that have maturities of less than sixty days are generally valued at amortized cost.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less accrued expenses. Interest income for the Fund is comprised of accrued interest, original issue and market discount earned less amortization of any market premium. The Fund's expenses are also accrued daily.

Dividends and Distributions to Shareholders: The Fund declares dividends daily from net investment income. The Fund intends to pay accrued dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement.

Federal Income Taxes: The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax.
Therefore, no Federal tax provision is required.

WEISS TREASURY ONLY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)


Repurchase Agreements: The Fund may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

Organizational Costs: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All organization expenses are being amortized using the straight-line method over a period not to exceed five years from the date of commencement of operations.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Money Management, Inc. (the "Manager") serves as the Investment Manager to the Fund. Under an investment advisory agreement with the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. Weiss Treasury Only Money Market Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 0.50% of the Fund's average daily net assets. The Manager may from time to time waive all or a portion of its fees payable by the Fund. Certain officers of the Manager serve as President, Secretary and Trustee to the Trust.

For the period ended June 30, 1999, the Fund's Manager agreed to waive fees and reimburse expenses to the extent required to maintain the Fund's total operating expenses (exclusive of certain specified items) at no more than 0.50% of its average daily net assets. During that period, the Manager waived fees totaling $157,739. There was no reimbursement from the Manager to the Fund during that period.

Weiss Funds, Inc., a registered broker-dealer and wholly owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for each Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. An officer of PFPC serves as Treasurer to the Trust.

PFPC Trust Company serves as the Custodian for the Fund's portfolio securities and cash.

Dechert Price & Rhoads serves as legal counsel to the Trust. A partner of that firm serves as Assistant Secretary to the Trust.

Each Trustee receives an annual fee of $2,000 plus reimbursement of out-of-pocket expenses for

WEISS TREASURY ONLY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONCLUDED)


serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation from the Trust.

4.  NET ASSETS

At June 30, 1999, the Fund's net assets consisted of:

Paid in capital                                $90,680,118
Accumulated net realized loss on investments          (648)
                                               -----------
                                               $90,679,470
                                               ===========

5.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value.

Transactions in shares of beneficial interest for the period ended June 30, 1999 are summarized below.

                                                Shares                Value
                                             -----------          ------------
Shares sold                                   37,635,387          $ 37,635,387
Shares reinvested                              1,499,643             1,499,643
Shares repurchased                           (17,504,715)          (17,504,715)
                                             -----------          ------------
                                              21,630,315          $ 21,630,315
                                             ===========          ============

Transactions in shares of beneficial interest for the year ended December 31, 1998 are summarized below.

                                                Shares                Value
                                             -----------          ------------
Shares sold                                   58,510,318          $ 58,510,318
Shares reinvested                              2,023,288             2,023,288
Shares repurchased                           (24,845,049)          (24,845,049)
                                             -----------          ------------
                                              35,688,557          $ 35,688,557
                                             ===========          ============

6.       CAPITAL LOSS CARRYFORWARDS

The Fund has a capital loss carryforward of $648 from prior year, which expires in the year 2006.